SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

22.SUBSEQUENT EVENTS

The Group has performed an evaluation of subsequent events up to the date of the consolidated financial statements were issued, and determined that no events that would have required adjustment or disclosure in the consolidated financial statements other than those discussed in above.